Net (loss) income per Ordinary Share (Tables)	12 Months Ended
Dec. 31, 2022
Net (loss) income per Ordinary Share
Schedule of computation of basic and diluted net (loss) income per share

	For the years ended
	December 31,
	2020	2021	2022
	US$	US$	US$
Numerator:
Net (loss) income —basic and diluted	(47,366,729)	(13,877,363)	515,014
Deemed dividend in relation to the convertible note	—	(1,368,866)	—
Net (loss) income attributable to ordinary shareholders	(47,366,729)	(15,246,229)	515,014
Shares (Denominator):
Weighted average number of ordinary shares outstanding
Basic	3,080,332,924	3,303,168,725	4,591,748,099
Diluted	3,080,332,924	3,303,168,725	4,592,307,849
Net (loss) income per share—basic and diluted
Basic	(0.02)	(0.005)	0.0001
Diluted	(0.02)	(0.005)	0.0001

Schedule of instruments excluded from calculation of diluted net (loss) income per share

	For the years ended December 31,
	2020	2021	2022
Share options	290,614,107	328,286,866	266,047,366
Restricted shares units	37,740,804	23,653,423	26,173,123
Shares of convertible notes	—	182,060,731	30,113,147
Total	328,354,911	534,001,020	322,333,636